Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial information by segment [Abstract]
Loss attributable to the Company	$ 5,392	$ 10,990
Profit attributable to non-controlling interest	(6)	(5,017)
Income tax	(22,620)	(9,656)
Financial expense, net	79,626	80,434
Depreciation, amortization, and impairment charges	107,036	103,790
Total segment Adjusted EBITDA	(164,219)	(174,204)
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(5,392)	(10,990)
Profit attributable to non-controlling interest	6	5,017
Income tax	(22,620)	(9,656)
Financial expense, net	79,626	80,434
Depreciation, amortization, and impairment charges	107,036	103,790
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	5,563	5,609
Total segment Adjusted EBITDA	$ 164,219	$ 174,204